UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2007
                                               ---------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      900 North Michigan Avenue, Suite 1100
                 --------------------------------------
                 Chicago, Illinois  60611
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 506-6500
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     05/14/07
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).


                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         34
                                        --------------------

Form 13F Information Table Value Total:       175,826
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
   ----       --------------------           --------------------

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
                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)
                                                 Name of Reporting Manager: BVF Inc.

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        Column 1            Column 2    Column 3    Column 4       Column 5          Column 6     Column 7        Column 8

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     NAME OF ISSUER         TITLE OF     CUSIP       VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
                             CLASS                  (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SOLE   SHARED   NONE
ACADIA PHARMACEUTICALS          COM      004225108      156     10,369   SH            Defined        1                10,369
INC.
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ADVANCED LIFE SCIENCES          COM      00765H107    4,488  1,580,186   SH            Defined        1             1,580,186
HOLDINGS, INC.
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AMARIN CORPORATION PLC          COM      023111107    3,519  1,530,197   SH            Defined        1             1,530,197
-----------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS,         COM      03252Q408    8,599  2,165,900   SH            Defined        1             2,165,900
INC.
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ARADIGM CORPORATION             COM      038505301      488    400,000   SH            Defined        1               400,000
-----------------------------------------------------------------------------------------------------------------------------------
ARQULE, INC.                    COM      04269E107    8,193  1,098,303   SH            Defined        1             1,098,303
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AUTOIMMUNE, INC.                COM      052776101    4,398  3,605,297   SH            Defined        1             3,605,297
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AVALON PHARMACEUTICALS,         COM      05346P106    5,495  1,168,966   SH            Defined        1             1,168,966
INC.
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AVIGEN, INC.                    COM      053690103   14,235  2,193,437   SH            Defined        1             2,193,437
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COMBINATORX, INC.               COM      20010A103    2,589    370,349   SH            Defined        1               370,349
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CURIS, INC.                     COM      231269101    3,911  2,572,700   SH            Defined        1             2,572,700
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CYPRESS BIOSCIENCES, INC.       COM      232674507    8,769  1,153,874   SH            Defined        1             1,153,874
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DEPOMED, INC.                   COM      249908104      529    148,215   SH            Defined        1               148,215
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DOV PHARMACEUTICAL, INC.        COM      259858108       15     40,500   SH            Defined        1                40,500
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FLAMEL TECHNLOGIES S.A.         COM      338488109   12,416    484,987   SH            Defined        1               484,987
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GENAERA CORPORATION             COM      36867G100      769  1,789,161   SH            Defined        1             1,789,161
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GENELABS TECHNOLOGIES,          COM      368706206    3,793  2,061,198   SH            Defined        1             2,061,198
INC.
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IMMUNOGEN, INC.                 COM      45253H101   13,477  2,813,476   SH            Defined        1             2,813,476
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KOSAN BIOSCIENCES               COM      50064W107      271     49,195   SH            Defined        1                49,195
INCORPORATED
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LEXICON GENETICS                COM      528872104   10,091  2,779,828   SH            Defined        1             2,779,828
INCORPORATED
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METABASIS THERAPEUTICS,         COM      59101M105    2,531    344,400   SH            Defined        1               344,400
INC.
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NEUROBIOLOGICAL                 COM      64124W106    5,551  2,546,315   SH            Defined        1             2,546,315
TECHNOLOGIES, INC.
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NEUROCRINE BIOSCIENCE INC.      COM      64125C109    2,224    177,900   SH            Defined        1               177,900
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NPS PHARMACEUTICALS, INC.       COM      62936P103    3,776  1,114,000   SH            Defined        1             1,114,000
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ORTHOLOGIC CORP.                COM      68750J107    2,735  1,753,300   SH            Defined        1             1,753,300
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PALATIN TECHNOLOGIES, INC.      COM      696077304    4,634  2,504,800   SH            Defined        1             2,504,800
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PHARMACOPEIA DRUG               COM      7171EP101   10,535  1,851,570   SH            Defined        1             1,851,570
DISCOVERY, INC.
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RENOVIS, INC.                   COM      759885106    9,180  2,622,759   SH            Defined        1             2,622,759
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REPLIGEN CORPORATION            COM      759916109    6,447  2,040,120   SH            Defined        1             2,040,120
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SGX PHARMACEUTICALS, INC.       COM      78423C108    9,106  1,769,900   SH            Defined        1             1,769,900
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SUNESIS PHARMACEUTICALS,        COM      867328502    1,143    254,092   SH            Defined        1               254,092
INC.
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TAPESTRY                        COM      876031204    2,456  1,320,400   SH            Defined        1             1,320,400
PHARMACEUTICALS, INC.
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TARGACEPT, INC.                 COM      87611R306    9,084  1,091,830   SH            Defined        1             1,091,830
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VIACELL, INC.                   COM      92554J105      223     41,000   SH            Defined        1                41,000
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
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